Contingent Liabilities, Commitments, and Other Financial Obligations - Summary of Detailed Information About Other Financial Obligations (Detail) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	€ 7,690
Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,655
Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	3,555
Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	2,480
Incidental Rental Costs [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	5,299
Incidental Rental Costs [member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	381
Incidental Rental Costs [member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	2,438
Incidental Rental Costs [member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	2,480
Software And Licenses [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	2,129
Software And Licenses [member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,012
Software And Licenses [member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,117
Software And Licenses [member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	0
Other [Member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	262
Other [Member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	262
Other [Member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	0
Other [Member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	€ 0